RECURRING CHANGE IN FAIR VALUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of the Level 3 fair value measurements
Unrealized gain on available-for-sale securities, net of tax effect	$ 17,015	¥ 110,702	¥ 28,876
Unrealized gain on available-for-sale securities, tax		¥ 36,900	9,625	¥ 0
Income approach | Unobservable inputs
Fair value inputs
Terminal growth rate	3.00%	3.00%
Discount rate	21.00%	21.00%
Risk-free rate	3.82%	3.82%
Available-for-sale investments
Reconciliation of the Level 3 fair value measurements
Balance at the beginning of the period		¥ 165,217	0
Initial recognition			126,716
Unrealized gain		147,602	38,501
Balance at the end of the period		¥ 312,819	¥ 165,217	¥ 0